NOTE 7 - COMMON STOCK (Details Narrative)	9 Months Ended
Jul. 31, 2017 shares
Note 7 - Common Stock
Shares issue on conversion of notes payable cancelled	44,350,000
Shares issued on conversion of notes payable	2,685,261,047